Pension and Other Employee Benefit Plans (Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	¥ 1,495,208	[1]	¥ 1,392,459
Service cost	44,367		38,032		¥ 33,578
Interest cost	5,724		10,479		13,060
Plan participants' contributions	1,215		1,192
Actuarial loss (gain)	67,335		125,122
Foreign exchange translation	(2,159)		(4,054)
Benefits paid	(51,899)		(51,392)
Lump-sum payments	(13,898)		(16,630)
Benefit obligations at end of fiscal year	1,545,893	[1]	1,495,208	[1]	1,392,459
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,082,996		2,081,600
Actual return (negative return) on plan assets	118,714		5,058
Foreign exchange translation	(3,273)		(3,312)
Employer contributions	53,059		49,850
Plan participants' contributions	1,215		1,192
Benefits paid	(51,899)		(51,392)
Fair value of plan assets at end of fiscal year	2,200,812		2,082,996		¥ 2,081,600
Funded status	654,919		587,788
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	682,592		612,102
Accrued pension liability	(27,673)		(24,314)
Net amount recognized	654,919		587,788
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	(1,220)		(1,025)
Net actuarial gain (loss)	74,044		57,619
Net amount recognized	¥ 72,824		¥ 56,594

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,493,393 million and ¥1,544,039 million, as of March 31, 2016 and 2017, respectively. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.